Credit Facility	12 Months Ended
Dec. 31, 2011
Credit Facility [Abstract]
Credit Facility

4.         Credit Facility

In December 2010, we entered into a $425 million unsecured, revolving credit facility that replaced our previous $355 million acquisition credit facility that was scheduled to expire in May 2011. The initial term of the credit facility expires in March 2014 and includes two, one-year extension options. Under this credit facility, the current investment grade credit ratings on our debt securities provide for financing at the London Interbank Offered Rate, commonly referred to as LIBOR, plus 185 basis points with a facility commitment fee of 35 basis points, for all-in drawn pricing of 220 basis points over LIBOR. The borrowing rate is not subject to an interest rate floor or ceiling. We also have other interest rate options available to us under the credit facility. Our credit facility is unsecured and, accordingly, we have not pledged any assets as collateral for this obligation.

As a result of entering into our current credit facility, we incurred credit facility origination costs of $4.2 million that were classified as part of other assets on our consolidated balance sheet at December 31, 2010. At December 31, 2011, the balance of these credit facility origination costs was $3.1 million, which is being amortized over the remaining term of the credit facility.

At December 31, 2011, we had a borrowing capacity of $187.6 million available on our credit facility (subject to customary conditions to borrowing) and an outstanding balance of $237.4 million, as compared to no borrowings at December 31, 2010.  The average interest rate on outstanding borrowings under our credit facility during 2011 was 2.1% per annum and, during 2010, was 1.3% per annum. During 2009, we did not utilize our credit facility until December and had an effective borrowing rate of 1.2% per annum at December 31, 2009. Our current and prior credit facilities are and were subject to various leverage and interest coverage ratio limitations. We are and have been in compliance with these covenants.